Note 16 - Financial Instruments with Off-balance Sheet Risk - Minimum Rental Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 102
2020	100
2021	101
2022	53
2023	38
Thereafter	138
Total	$ 532